Construction in Progress	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Construction In Progress [Abstract]
CONSTRUCTION IN PROGRESS

NOTE 6 — CONSTRUCTION IN PROGRESS

Costs associated with the construction of biogas facilities are capitalized as construction in progress during the construction period. Costs included in construction in progress consist of direct costs including, engineering, pipeline and plant construction, wages and fringe benefits, consulting, equipment, and other overhead costs.

When biogas plants are placed in service, the costs associated with each biogas plant will be transferred to property and equipment and depreciated over its expected useful life. As of June 30, 2021 and December 31, 2020, the consolidated balance of construction in progress totaled $73,793,522 and $51,927,377, respectively.

NOTE 6 — CONSTRUCTION IN PROGRESS

Costs associated with the construction of biogas facilities are capitalized as Construction in Progress during the construction period. Costs included in construction in progress consist of direct costs including, engineering, pipeline and plant construction, wages and fringe benefits consulting, equipment, and other overhead costs.

When biogas plants are placed in service, the costs associated with each biogas plant will be transferred to property and equipment and depreciated over its expected useful life. As of December 31, 2020, and 2019, the consolidated balance of construction in progress totaled $51,927,377 and $187,235, respectively. No biogas plants have been put in service as of December 31, 2020.